Angel Oak Mortgage Trust 2024-5 ABS-15G

Exhibit 99.8

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
202405728	XXX	XXX	XXX	DTI	XXX	Yes
202405729	XXX	XXX	XXX	LTV	XXX	Yes
202405729	XXX	XXX	XXX	CLTV	XXX	Yes